SCHEDULE OF INFORMATION NEEDED TO COMPUTE BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Basic Earnings (Loss) per common share:
Net Income (Loss) available to common shareholders	$ 4,892	$ (2,298)	$ (39,571)	$ 4,338
Weighted average number of common shares-basic	45,104,515	36,542,944	38,565,307	35,579,137
Earnings (Loss) per share, basic	$ 0.11	$ (0.06)	$ (1.03)	$ 0.12
Diluted Earnings (Loss) per common share:
Dilutive effect related to stock options and warrants	3,351,481			2,163,200
Weighted average diluted shares outstanding	48,455,996	36,542,944	38,565,307	37,742,337
Earnings (Loss) per share, diluted	$ 0.10	$ (0.06)	$ (1.03)	$ 0.11